Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014
S&P 500 2x Strategy Fund | A
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® 2x Strategy Fund (Class A)‡
Account Value	$ 56,037	$ 56,037	$ 56,037	$ 56,037	$ 51,352	$ 48,299	$ 40,440	$ 33,202	$ 36,307	$ 31,399	$ 27,850	$ 24,817	$ 28,099	$ 41,070	$ 45,891	$ 37,651	$ 37,582	$ 32,189	$ 28,907	$ 23,315	$ 19,909	$ 14,153	$ 24,026	$ 20,467	$ 20,145	$ 18,811	$ 14,804	$ 20,336	$ 17,750	$ 16,834	$ 17,426	$ 15,468	$ 14,312	$ 13,584	$ 12,184	$ 11,411	$ 10,681	$ 10,295	$ 10,172	$ 8,978	$ 10,438	$ 10,472	$ 10,381	$ 9,526
Average Annual Return, Percent	10.51%	60.76%	21.13%	18.81%
S&P 500 2x Strategy Fund | A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	16.02%	68.78%	22.32%	19.39%
S&P 500 2x Strategy Fund | C
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® 2x Strategy Fund (Class C)
Account Value	$ 54,578	$ 54,578	$ 54,578	$ 54,578	50,110	47,219	39,608	32,581	35,694	30,927	27,482	24,532	27,830	40,756	45,623	37,507	37,509	32,188	28,957	23,400	20,019	14,258	24,250	20,696	20,408	19,093	15,053	20,719	18,119	17,215	17,854	15,878	14,718	13,996	12,578	11,801	11,068	10,687	10,578	9,356	10,897	10,953	10,878	10,000
Average Annual Return, Percent	14.58%	66.52%	21.40%	18.50%
S&P 500 2x Strategy Fund | C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	15.58%	67.52%	21.40%	18.50%
S&P 500 2x Strategy Fund | H
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® 2x Strategy Fund (Class H)
Account Value	$ 58,783	$ 58,783	$ 58,783	$ 58,783	53,870	50,666	42,423	34,830	38,087	32,941	29,217	26,035	29,478	43,088	48,146	39,501	39,428	33,771	30,327	24,462	20,887	14,848	25,208	21,475	21,136	19,736	15,533	21,340	18,627	17,664	18,286	16,231	15,018	14,255	12,787	11,976	11,209	10,805	10,676	9,425	10,957	10,993	10,897	10,000
Average Annual Return, Percent	16.02%	68.77%	22.31%	19.38%
Inverse S&P 500 2x Strategy Fund | A
Account Value [Line Items]
Line Graph and Table Measure Name				Inverse S&P 500® 2x Strategy Fund (Class A)‡
Account Value	$ 423	$ 423	$ 423	$ 423	465	492	585	712	648	750	860	1,019	942	703	665	835	856	1,021	1,176	1,515	1,842	2,894	2,354	2,791	2,896	3,134	4,048	3,121	3,599	3,860	3,877	4,394	4,791	5,092	5,744	6,229	6,782	7,236	7,625	8,917	8,089	8,206	8,487	9,526
Average Annual Return, Percent	(18.10%)	(43.40%)	(32.10%)	(27.11%)
Inverse S&P 500 2x Strategy Fund | A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(14.02%)	(40.57%)	(31.43%)	(26.76%)
Inverse S&P 500 2x Strategy Fund | C
Account Value [Line Items]
Line Graph and Table Measure Name				Inverse S&P 500® 2x Strategy Fund (Class C)
Account Value	$ 412	$ 412	$ 412	$ 412	454	481	573	698	637	738	848	1,006	933	697	660	831	854	1,020	1,177	1,520	1,850	2,915	2,375	2,820	2,932	3,178	4,112	3,176	3,669	3,944	3,967	4,506	4,923	5,242	5,925	6,439	7,023	7,511	7,927	9,296	8,443	8,583	8,892	10,000
Average Annual Return, Percent	(15.20%)	(41.59%)	(31.94%)	(27.31%)
Inverse S&P 500 2x Strategy Fund | C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(14.34%)	(41.02%)	(31.94%)	(27.31%)
Inverse S&P 500 2x Strategy Fund | H
Account Value [Line Items]
Line Graph and Table Measure Name				Inverse S&P 500® 2x Strategy Fund (Class H)
Account Value	$ 445	$ 445	$ 445	$ 445	489	517	615	748	681	789	904	1,071	991	740	699	878	899	1,072	1,234	1,591	1,933	3,039	2,471	2,930	3,042	3,290	4,249	3,276	3,778	4,052	4,069	4,613	5,030	5,347	6,032	6,542	7,121	7,603	8,006	9,363	8,492	8,615	8,910	10,000
Average Annual Return, Percent	(13.96%)	(40.50%)	(31.40%)	(26.74%)
NASDAQ-100(R) 2x Strategy Fund | A
Account Value [Line Items]
Line Graph and Table Measure Name				NASDAQ-100® 2x Strategy Fund (Class A)‡
Account Value	$ 115,590	$ 115,590	$ 115,590	$ 115,590	114,675	100,687	87,401	68,300	74,261	57,224	40,437	42,170	47,664	82,614	102,570	84,094	83,115	67,868	66,915	53,360	43,075	26,163	35,560	28,241	28,113	26,364	19,679	29,583	25,448	22,502	21,674	19,064	17,123	15,970	12,829	12,946	10,671	11,074	11,766	9,817	11,038	10,769	10,347	9,525
Average Annual Return, Percent	9.35%	61.20%	31.27%	27.73%
NASDAQ-100(R) 2x Strategy Fund | A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	14.80%	69.24%	32.56%	28.35%
NASDAQ-100(R) 2x Strategy Fund | C
Account Value [Line Items]
Line Graph and Table Measure Name				NASDAQ-100® 2x Strategy Fund (Class C)
Account Value	$ 112,390	$ 112,390	$ 112,390	$ 112,390	111,712	98,268	85,457	66,904	72,882	56,266	39,834	41,618	47,132	81,846	101,802	83,707	82,891	67,811	66,977	53,521	43,287	26,342	35,868	28,542	28,464	26,744	19,998	30,124	25,961	22,998	22,193	19,560	17,600	16,450	13,239	13,385	11,054	11,493	12,234	10,228	11,521	11,262	10,840	10,000
Average Annual Return, Percent	13.37%	66.99%	31.54%	27.37%
NASDAQ-100(R) 2x Strategy Fund | C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	14.37%	67.99%	31.54%	27.37%
NASDAQ-100(R) 2x Strategy Fund | H
Account Value [Line Items]
Line Graph and Table Measure Name				NASDAQ-100® 2x Strategy Fund (Class H)
Account Value	$ 121,334	$ 121,334	$ 121,334	$ 121,334	120,376	105,693	91,744	71,692	77,949	60,067	42,445	44,264	50,031	86,713	107,659	88,265	87,239	71,234	70,231	56,005	45,210	27,461	37,321	29,643	29,506	27,671	20,655	31,050	26,708	23,617	22,747	20,009	17,972	16,766	13,468	13,591	11,203	11,626	12,353	10,307	11,588	11,306	10,863	10,000
Average Annual Return, Percent	14.80%	69.24%	32.56%	28.35%
Inverse NASDAQ-100(R) 2x Strategy Fund | A
Account Value [Line Items]
Line Graph and Table Measure Name				Inverse NASDAQ-100® 2x Strategy Fund (Class A)‡
Account Value	$ 107	$ 107	$ 107	$ 107	112	129	149	193	179	236	348	367	351	235	211	269	280	355	386	515	690	1,266	1,277	1,629	1,691	1,848	2,556	1,874	2,208	2,569	2,826	3,256	3,681	4,025	5,073	5,133	6,368	6,356	6,340	7,915	7,554	7,944	8,486	9,524
Average Annual Return, Percent	(20.45%)	(47.03%)	(42.53%)	(36.46%)
Inverse NASDAQ-100(R) 2x Strategy Fund | A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(16.48%)	(44.40%)	(41.96%)	(36.15%)
Inverse NASDAQ-100(R) 2x Strategy Fund | C
Account Value [Line Items]
Line Graph and Table Measure Name				Inverse NASDAQ-100® 2x Strategy Fund (Class C)
Account Value	$ 105	$ 105	$ 105	$ 105	111	127	148	191	178	235	347	366	351	236	212	271	282	359	391	522	701	1,288	1,301	1,662	1,728	1,891	2,620	1,925	2,273	2,649	2,918	3,370	3,815	4,177	5,273	5,343	6,624	6,614	6,614	8,254	7,885	8,297	8,882	10,000
Average Annual Return, Percent	(17.71%)	(45.34%)	(42.39%)	(36.57%)
Inverse NASDAQ-100(R) 2x Strategy Fund | C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(16.88%)	(44.82%)	(42.39%)	(36.57%)
Inverse NASDAQ-100(R) 2x Strategy Fund | H
Account Value [Line Items]
Line Graph and Table Measure Name				Inverse NASDAQ-100® 2x Strategy Fund (Class H)
Account Value	$ 113	$ 113	$ 113	$ 113	118	135	157	203	188	248	366	386	369	247	222	283	293	373	406	540	725	1,329	1,340	1,710	1,776	1,940	2,682	1,969	2,321	2,701	2,971	3,423	3,870	4,231	5,332	5,392	6,684	6,667	6,645	8,307	7,924	8,329	8,893	10,000
Average Annual Return, Percent	(16.77%)	(44.56%)	(41.97%)	(36.15%)
Dow 2x Strategy Fund | A
Account Value [Line Items]
Line Graph and Table Measure Name				Dow 2x Strategy Fund (Class A)‡
Account Value	$ 44,449	$ 44,449	$ 44,449	$ 44,449	38,519	40,408	36,662	29,336	31,273	29,569	29,699	22,653	26,258	33,690	37,055	32,197	33,493	30,627	26,403	21,743	18,814	13,909	25,902	23,066	22,633	21,591	17,565	22,960	19,353	19,169	20,386	16,719	15,147	14,158	12,915	11,037	10,543	10,224	9,928	8,671	10,192	10,349	10,410	9,524
Average Annual Return, Percent	4.78%	44.32%	12.92%	16.09%
Dow 2x Strategy Fund | A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	10.00%	51.52%	14.02%	16.65%
Dow 2x Strategy Fund | C
Account Value [Line Items]
Line Graph and Table Measure Name				Dow 2x Strategy Fund (Class C)
Account Value	$ 43,331	$ 43,331	$ 43,331	$ 43,331	37,621	39,541	35,945	28,815	30,773	29,150	29,322	22,407	26,024	33,451	36,860	32,096	33,450	30,645	26,464	21,834	18,930	14,021	26,158	23,337	22,941	21,927	17,870	23,403	19,763	19,612	20,894	17,167	15,581	14,591	13,333	11,416	10,926	10,612	10,326	9,036	10,638	10,824	10,908	10,000
Average Annual Return, Percent	8.59%	49.38%	13.18%	15.79%
Dow 2x Strategy Fund | C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	9.59%	50.38%	13.18%	15.79%
Dow 2x Strategy Fund | H
Account Value [Line Items]
Line Graph and Table Measure Name				Dow 2x Strategy Fund (Class H)
Account Value	$ 46,630	$ 46,630	$ 46,630	$ 46,630	40,409	42,392	38,465	30,777	32,812	31,028	31,166	23,771	27,558	35,358	38,891	33,793	35,150	32,144	27,711	22,818	19,744	14,601	27,186	24,207	23,755	22,663	18,436	24,098	20,314	20,120	21,399	17,550	15,902	14,863	13,554	11,584	11,066	10,732	10,423	9,102	10,694	10,862	10,928	10,000
Average Annual Return, Percent	10.00%	51.51%	14.01%	16.64%
Inverse Dow 2x Strategy Fund | A
Account Value [Line Items]
Line Graph and Table Measure Name				Inverse Dow 2x Strategy Fund (Class A)‡
Account Value	$ 538	$ 538	$ 538	$ 538	622	589	645	801	746	787	791	1,073	957	790	744	880	867	969	1,159	1,459	1,750	2,698	2,107	2,391	2,486	2,638	3,301	2,670	3,195	3,293	3,246	3,993	4,444	4,811	5,336	6,349	6,773	7,156	7,710	9,144	8,191	8,248	8,454	9,525
Average Annual Return, Percent	(13.04%)	(36.04%)	(26.51%)	(25.34%)
Inverse Dow 2x Strategy Fund | A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(8.70%)	(32.86%)	(25.79%)	(24.98%)
Inverse Dow 2x Strategy Fund | C
Account Value [Line Items]
Line Graph and Table Measure Name				Inverse Dow 2x Strategy Fund (Class C)
Account Value	$ 524	$ 524	$ 524	$ 524	607	576	632	787	734	776	780	1,061	948	784	740	877	866	970	1,162	1,466	1,762	2,719	2,126	2,417	2,516	2,675	3,356	2,722	3,263	3,369	3,331	4,106	4,582	4,964	5,515	6,572	7,020	7,434	8,022	9,530	8,554	8,628	8,862	10,000
Average Annual Return, Percent	(9.94%)	(34.01%)	(26.33%)	(25.53%)
Inverse Dow 2x Strategy Fund | C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(9.03%)	(33.34%)	(26.33%)	(25.53%)
Inverse Dow 2x Strategy Fund | H
Account Value [Line Items]
Line Graph and Table Measure Name				Inverse Dow 2x Strategy Fund (Class H)
Account Value	$ 565	$ 565	$ 565	$ 565	653	619	677	842	783	827	830	1,127	1,005	829	781	925	911	1,019	1,218	1,534	1,839	2,835	2,216	2,513	2,610	2,769	3,466	2,806	3,358	3,460	3,412	4,197	4,673	5,057	5,609	6,670	7,112	7,516	8,105	9,604	8,606	8,662	8,882	10,000
Average Annual Return, Percent	(8.77%)	(32.91%)	(25.81%)	(24.98%)
Russell 2000 2x Strategy Fund | A-Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000® 2x Strategy Fund (Class A)‡
Account Value	$ 20,665	$ 20,665	$ 20,665	$ 20,665	17,853	19,565	18,191	14,445	16,429	15,217	14,832	13,591	14,593	22,020	26,428	25,793	28,594	26,693	21,518	12,719	11,750	7,942	18,485	15,515	16,596	16,199	12,558	20,357	19,213	16,772	17,115	16,199	14,672	14,134	13,627	11,668	9,936	9,364	9,844	9,297	12,168	12,178	11,318	9,525
Average Annual Return, Percent	0.60%	36.27%	4.87%	7.53%
Russell 2000 2x Strategy Fund | A-Class Shares | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	5.62%	43.06%	5.90%	8.05%
Russell 2000 2x Strategy Fund | C-Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000® 2x Strategy Fund (Class C)
Account Value	$ 20,135	$ 20,135	$ 20,135	$ 20,135	17,428	19,136	17,825	14,181	16,158	14,994	14,641	13,442	14,462	21,862	26,286	25,707	28,552	26,704	21,565	12,771	11,822	8,005	18,667	15,695	16,821	16,449	12,775	20,751	19,619	17,158	17,541	16,632	15,093	14,567	14,072	12,072	10,297	9,722	10,239	9,689	12,705	12,740	11,860	10,000
Average Annual Return, Percent	4.22%	40.99%	5.11%	7.25%
Russell 2000 2x Strategy Fund | C-Class Shares | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	5.22%	41.99%	5.11%	7.25%
Russell 2000 2x Strategy Fund | H-Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000® 2x Strategy Fund (Class H)
Account Value	$ 21,537	$ 21,537	$ 21,537	$ 21,537	18,610	20,400	18,972	15,066	17,138	15,880	15,482	14,191	15,240	22,998	27,604	26,941	29,868	27,883	22,480	13,287	12,278	8,302	19,325	16,228	17,367	16,961	13,156	21,332	20,141	17,594	17,961	17,002	15,398	14,835	14,304	12,250	10,433	9,833	10,336	9,762	12,774	12,786	11,882	10,000
Average Annual Return, Percent	5.57%	42.95%	5.82%	7.97%
Inverse Russell 2000 2x Strategy Fund | A-Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name				Inverse Russell 2000® 2x Strategy Fund (Class A)‡
Account Value	$ 482	$ 482	$ 482	$ 482	583	538	593	778	688	758	807	947	940	695	630	683	647	725	979	1,774	2,031	3,808	2,442	2,957	2,861	3,003	3,983	2,636	2,821	3,290	3,347	3,583	4,033	4,280	4,562	5,522	6,682	7,425	7,538	8,338	6,693	6,869	7,658	9,526
Average Annual Return, Percent	(14.61%)	(40.94%)	(31.10%)	(26.16%)
Inverse Russell 2000 2x Strategy Fund | A-Class Shares | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(10.35%)	(38.01%)	(30.43%)	(25.80%)
Inverse Russell 2000 2x Strategy Fund | C-Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name				Inverse Russell 2000® 2x Strategy Fund (Class C)
Account Value	$ 469	$ 469	$ 469	$ 469	569	526	580	763	676	746	796	936	930	689	626	680	646	725	981	1,780	2,042	3,837	2,464	2,991	2,898	3,048	4,050	2,685	2,879	3,365	3,430	3,678	4,148	4,409	4,708	5,708	6,920	7,705	7,834	8,686	6,985	7,178	8,022	10,000
Average Annual Return, Percent	(11.62%)	(39.06%)	(30.96%)	(26.36%)
Inverse Russell 2000 2x Strategy Fund | C-Class Shares | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(10.73%)	(38.46%)	(30.96%)	(26.36%)
Inverse Russell 2000 2x Strategy Fund | H-Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name				Inverse Russell 2000® 2x Strategy Fund (Class H)
Account Value	$ 499	$ 499	$ 499	$ 499	602	556	612	804	711	783	835	980	973	719	653	709	672	755	1,022	1,852	2,123	3,985	2,556	3,097	2,997	3,148	4,176	2,763	2,957	3,450	3,510	3,758	4,229	4,487	4,783	5,788	7,006	7,789	7,910	8,747	7,027	7,206	8,040	10,000
Average Annual Return, Percent	(10.28%)	(37.92%)	(30.59%)	(25.90%)
S&P 500 2x Strategy Fund | A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	10.42%	36.35%	15.98%	13.38%
S&P 500 2x Strategy Fund | C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	10.42%	36.35%	15.98%	13.38%
S&P 500 2x Strategy Fund | H | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	10.42%	36.35%	15.98%	13.38%
Inverse S&P 500 2x Strategy Fund | A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	10.42%	36.35%	15.98%	13.38%
Inverse S&P 500 2x Strategy Fund | C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	10.42%	36.35%	15.98%	13.38%
Inverse S&P 500 2x Strategy Fund | H | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	10.42%	36.35%	15.98%	13.38%
NASDAQ-100(R) 2x Strategy Fund | A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	10.42%	36.35%	15.98%	13.38%
NASDAQ-100(R) 2x Strategy Fund | C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	10.42%	36.35%	15.98%	13.38%
NASDAQ-100(R) 2x Strategy Fund | H | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	10.42%	36.35%	15.98%	13.38%
Inverse NASDAQ-100(R) 2x Strategy Fund | A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	10.42%	36.35%	15.98%	13.38%
Inverse NASDAQ-100(R) 2x Strategy Fund | C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	10.42%	36.35%	15.98%	13.38%
Inverse NASDAQ-100(R) 2x Strategy Fund | H | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	10.42%	36.35%	15.98%	13.38%
Dow 2x Strategy Fund | A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	10.42%	36.35%	15.98%	13.38%
Dow 2x Strategy Fund | C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	10.42%	36.35%	15.98%	13.38%
Dow 2x Strategy Fund | H | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	10.42%	36.35%	15.98%	13.38%
Inverse Dow 2x Strategy Fund | A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	10.42%	36.35%	15.98%	13.38%
Inverse Dow 2x Strategy Fund | C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	10.42%	36.35%	15.98%	13.38%
Inverse Dow 2x Strategy Fund | H | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	10.42%	36.35%	15.98%	13.38%
Russell 2000 2x Strategy Fund | A-Class Shares | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	10.42%	36.35%	15.98%	13.38%
Russell 2000 2x Strategy Fund | C-Class Shares | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	10.42%	36.35%	15.98%	13.38%
Russell 2000 2x Strategy Fund | H-Class Shares | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	10.42%	36.35%	15.98%	13.38%
Inverse Russell 2000 2x Strategy Fund | A-Class Shares | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	10.42%	36.35%	15.98%	13.38%
Inverse Russell 2000 2x Strategy Fund | C-Class Shares | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	10.42%	36.35%	15.98%	13.38%
Inverse Russell 2000 2x Strategy Fund | H-Class Shares | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	10.42%	36.35%	15.98%	13.38%
N A S D A Q 1001742x Strategy Fund Class A N A S D A Q 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				NASDAQ-100 Index
Account Value	$ 54,734	$ 54,734	$ 54,734	$ 54,734	53,596	49,603	45,624	39,813	40,985	35,520	29,410	29,424	30,785	39,621	43,496	39,087	38,664	34,713	34,113	30,165	26,784	20,555	22,913	20,279	20,021	19,205	16,430	19,739	18,174	16,942	16,424	15,312	14,423	13,843	12,350	12,341	11,147	11,276	11,513	10,446	10,953	10,765	10,490	10,000
Average Annual Return, Percent	10.34%	37.48%	21.97%	18.53%
N A S D A Q 1001742x Strategy Fund Class C N A S D A Q 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				NASDAQ-100 Index
Account Value	$ 54,734	$ 54,734	$ 54,734	$ 54,734	53,596	49,603	45,624	39,813	40,985	35,520	29,410	29,424	30,785	39,621	43,496	39,087	38,664	34,713	34,113	30,165	26,784	20,555	22,913	20,279	20,021	19,205	16,430	19,739	18,174	16,942	16,424	15,312	14,423	13,843	12,350	12,341	11,147	11,276	11,513	10,446	10,953	10,765	10,490	10,000
Average Annual Return, Percent	10.34%	37.48%	21.97%	18.53%
N A S D A Q 1001742x Strategy Fund Class H N A S D A Q 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				NASDAQ-100 Index
Account Value	$ 54,734	$ 54,734	$ 54,734	$ 54,734	53,596	49,603	45,624	39,813	40,985	35,520	29,410	29,424	30,785	39,621	43,496	39,087	38,664	34,713	34,113	30,165	26,784	20,555	22,913	20,279	20,021	19,205	16,430	19,739	18,174	16,942	16,424	15,312	14,423	13,843	12,350	12,341	11,147	11,276	11,513	10,446	10,953	10,765	10,490	10,000
Average Annual Return, Percent	10.34%	37.48%	21.97%	18.53%
Inverse N A S D A Q 1001742x Strategy Fund Class A N A S D A Q 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				NASDAQ-100 Index
Account Value	$ 54,734	$ 54,734	$ 54,734	$ 54,734	53,596	49,603	45,624	39,813	40,985	35,520	29,410	29,424	30,785	39,621	43,496	39,087	38,664	34,713	34,113	30,165	26,784	20,555	22,913	20,279	20,021	19,205	16,430	19,739	18,174	16,942	16,424	15,312	14,423	13,843	12,350	12,341	11,147	11,276	11,513	10,446	10,953	10,765	10,490	10,000
Average Annual Return, Percent	10.34%	37.48%	21.97%	18.53%
Inverse N A S D A Q 1001742x Strategy Fund Class C N A S D A Q 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				NASDAQ-100 Index
Account Value	$ 54,734	$ 54,734	$ 54,734	$ 54,734	53,596	49,603	45,624	39,813	40,985	35,520	29,410	29,424	30,785	39,621	43,496	39,087	38,664	34,713	34,113	30,165	26,784	20,555	22,913	20,279	20,021	19,205	16,430	19,739	18,174	16,942	16,424	15,312	14,423	13,843	12,350	12,341	11,147	11,276	11,513	10,446	10,953	10,765	10,490	10,000
Average Annual Return, Percent	10.34%	37.48%	21.97%	18.53%
Inverse N A S D A Q 1001742x Strategy Fund Class H N A S D A Q 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				NASDAQ-100 Index
Account Value	$ 54,734	$ 54,734	$ 54,734	$ 54,734	53,596	49,603	45,624	39,813	40,985	35,520	29,410	29,424	30,785	39,621	43,496	39,087	38,664	34,713	34,113	30,165	26,784	20,555	22,913	20,279	20,021	19,205	16,430	19,739	18,174	16,942	16,424	15,312	14,423	13,843	12,350	12,341	11,147	11,276	11,513	10,446	10,953	10,765	10,490	10,000
Average Annual Return, Percent	10.34%	37.48%	21.97%	18.53%
Dow 2x Strategy Fund Class A Dow Jones Industrial Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Industrial Average
Account Value	$ 31,143	$ 31,143	$ 31,143	$ 31,143	28,644	29,012	27,335	24,171	24,689	23,746	23,528	20,281	21,614	24,225	25,261	23,419	23,766	22,618	20,886	18,863	17,431	14,708	19,035	17,845	17,525	16,980	15,187	17,124	15,620	15,425	15,734	14,180	13,430	12,919	12,282	11,303	10,997	10,775	10,543	9,789	10,524	10,555	10,520	10,000
Average Annual Return, Percent	7.35%	28.85%	11.78%	12.03%
Dow 2x Strategy Fund Class C Dow Jones Industrial Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Industrial Average
Account Value	$ 31,143	$ 31,143	$ 31,143	$ 31,143	28,644	29,012	27,335	24,171	24,689	23,746	23,528	20,281	21,614	24,225	25,261	23,419	23,766	22,618	20,886	18,863	17,431	14,708	19,035	17,845	17,525	16,980	15,187	17,124	15,620	15,425	15,734	14,180	13,430	12,919	12,282	11,303	10,997	10,775	10,543	9,789	10,524	10,555	10,520	10,000
Average Annual Return, Percent	7.35%	28.85%	11.78%	12.03%
Dow 2x Strategy Fund | H | Dow Jones Industrial Average
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Industrial Average
Account Value	$ 31,143	$ 31,143	$ 31,143	$ 31,143	28,644	29,012	27,335	24,171	24,689	23,746	23,528	20,281	21,614	24,225	25,261	23,419	23,766	22,618	20,886	18,863	17,431	14,708	19,035	17,845	17,525	16,980	15,187	17,124	15,620	15,425	15,734	14,180	13,430	12,919	12,282	11,303	10,997	10,775	10,543	9,789	10,524	10,555	10,520	10,000
Average Annual Return, Percent	7.35%	28.85%	11.78%	12.03%
Inverse Dow 2x Strategy Fund | A | Dow Jones Industrial Average
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Industrial Average
Account Value	$ 31,143	$ 31,143	$ 31,143	$ 31,143	28,644	29,012	27,335	24,171	24,689	23,746	23,528	20,281	21,614	24,225	25,261	23,419	23,766	22,618	20,886	18,863	17,431	14,708	19,035	17,845	17,525	16,980	15,187	17,124	15,620	15,425	15,734	14,180	13,430	12,919	12,282	11,303	10,997	10,775	10,543	9,789	10,524	10,555	10,520	10,000
Average Annual Return, Percent	7.35%	28.85%	11.78%	12.03%
Inverse Dow 2x Strategy Fund | C | Dow Jones Industrial Average
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Industrial Average
Account Value	$ 31,143	$ 31,143	$ 31,143	$ 31,143	28,644	29,012	27,335	24,171	24,689	23,746	23,528	20,281	21,614	24,225	25,261	23,419	23,766	22,618	20,886	18,863	17,431	14,708	19,035	17,845	17,525	16,980	15,187	17,124	15,620	15,425	15,734	14,180	13,430	12,919	12,282	11,303	10,997	10,775	10,543	9,789	10,524	10,555	10,520	10,000
Average Annual Return, Percent	7.35%	28.85%	11.78%	12.03%
Inverse Dow 2x Strategy Fund | H | Dow Jones Industrial Average
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Industrial Average
Account Value	$ 31,143	$ 31,143	$ 31,143	$ 31,143	28,644	29,012	27,335	24,171	24,689	23,746	23,528	20,281	21,614	24,225	25,261	23,419	23,766	22,618	20,886	18,863	17,431	14,708	19,035	17,845	17,525	16,980	15,187	17,124	15,620	15,425	15,734	14,180	13,430	12,919	12,282	11,303	10,997	10,775	10,543	9,789	10,524	10,555	10,520	10,000
Average Annual Return, Percent	7.35%	28.85%	11.78%	12.03%
Russell 2000 2x Strategy Fund | A-Class Shares | Dow Jones Industrial Average
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Index
Account Value	$ 23,949	$ 23,949	$ 23,949	$ 23,949	21,917	22,659	21,543	18,893	19,914	18,929	18,424	17,344	17,732	21,414	23,157	22,671	23,705	22,729	20,168	15,352	14,630	11,665	16,812	15,292	15,668	15,347	13,393	16,784	16,205	15,039	15,051	14,565	13,783	13,452	13,128	12,063	11,062	10,658	10,377	9,879	10,685	10,803	10,611	10,000
Average Annual Return, Percent	5.69%	26.76%	9.39%	9.13%
Russell 2000 2x Strategy Fund | C-Class Shares | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Index
Account Value	$ 23,949	$ 23,949	$ 23,949	$ 23,949	21,917	22,659	21,543	18,893	19,914	18,929	18,424	17,344	17,732	21,414	23,157	22,671	23,705	22,729	20,168	15,352	14,630	11,665	16,812	15,292	15,668	15,347	13,393	16,784	16,205	15,039	15,051	14,565	13,783	13,452	13,128	12,063	11,062	10,658	10,377	9,879	10,685	10,803	10,611	10,000
Average Annual Return, Percent	5.69%	26.76%	9.39%	9.13%
Russell 2000 2x Strategy Fund | H-Class Shares | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Index
Account Value	$ 23,949	$ 23,949	$ 23,949	$ 23,949	21,917	22,659	21,543	18,893	19,914	18,929	18,424	17,344	17,732	21,414	23,157	22,671	23,705	22,729	20,168	15,352	14,630	11,665	16,812	15,292	15,668	15,347	13,393	16,784	16,205	15,039	15,051	14,565	13,783	13,452	13,128	12,063	11,062	10,658	10,377	9,879	10,685	10,803	10,611	10,000
Average Annual Return, Percent	5.69%	26.76%	9.39%	9.13%
Inverse Russell 2000 2x Strategy Fund | A-Class Shares | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Index
Account Value	$ 23,949	$ 23,949	$ 23,949	$ 23,949	21,917	22,659	21,543	18,893	19,914	18,929	18,424	17,344	17,732	21,414	23,157	22,671	23,705	22,729	20,168	15,352	14,630	11,665	16,812	15,292	15,668	15,347	13,393	16,784	16,205	15,039	15,051	14,565	13,783	13,452	13,128	12,063	11,062	10,658	10,377	9,879	10,685	10,803	10,611	10,000
Average Annual Return, Percent	5.69%	26.76%	9.39%	9.13%
Inverse Russell 2000 2x Strategy Fund | C-Class Shares | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Index
Account Value	$ 23,949	$ 23,949	$ 23,949	$ 23,949	21,917	22,659	21,543	18,893	19,914	18,929	18,424	17,344	17,732	21,414	23,157	22,671	23,705	22,729	20,168	15,352	14,630	11,665	16,812	15,292	15,668	15,347	13,393	16,784	16,205	15,039	15,051	14,565	13,783	13,452	13,128	12,063	11,062	10,658	10,377	9,879	10,685	10,803	10,611	10,000
Average Annual Return, Percent	5.69%	26.76%	9.39%	9.13%
Inverse Russell 2000 2x Strategy Fund | H-Class Shares | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Index
Account Value	$ 23,949	$ 23,949	$ 23,949	$ 23,949	$ 21,917	$ 22,659	$ 21,543	$ 18,893	$ 19,914	$ 18,929	$ 18,424	$ 17,344	$ 17,732	$ 21,414	$ 23,157	$ 22,671	$ 23,705	$ 22,729	$ 20,168	$ 15,352	$ 14,630	$ 11,665	$ 16,812	$ 15,292	$ 15,668	$ 15,347	$ 13,393	$ 16,784	$ 16,205	$ 15,039	$ 15,051	$ 14,565	$ 13,783	$ 13,452	$ 13,128	$ 12,063	$ 11,062	$ 10,658	$ 10,377	$ 9,879	$ 10,685	$ 10,803	$ 10,611	$ 10,000
Average Annual Return, Percent	5.69%	26.76%	9.39%	9.13%